Debt - Agreements with Cargill Financial (Details) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 04, 2022 USD ($) shares	Mar. 14, 2022 USD ($)	Sep. 03, 2021 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Aug. 11, 2022 USD ($) qtr	Apr. 03, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Minimum liquidity covenant								$ 30,000
Issuance of common stock for debt modification				$ 17,416		$ 17,416	$ 0
Subsequent Event [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant		$ 20,000
Debt amendment fee		$ 2,000
Subordinated Facility
Debt Instrument [Line Items]
Long term debt outstanding				42,500		42,500		16,293				$ 0
Senior Facility
Debt Instrument [Line Items]
Long term debt outstanding				85,674		85,674		$ 0
Senior Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt basis spread on variable rate			5.50%
Senior Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt basis spread on variable rate			6.50%
Cargill Credit Agreements
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage								125.00%
Secured Debt | Cargill Loan Due March 2022
Debt Instrument [Line Items]
Debt, face amount					$ 10,000
Interest rate percentage					8.00%
Equity warrant coverage, percentage					25.00%
Debt instrument, equity warrant coverage terms, percentage of lowest cash price per share					85.00%
Loans Payable | Subordinated Facility
Debt Instrument [Line Items]
Debt, face amount			$ 50,000								$ 50,000
Interest rate percentage		12.50%	10.50%
Long term debt outstanding								$ 16,293
Debt, increase of interest rate	0.02
Loans Payable | Subordinated Facility | Maximum
Debt Instrument [Line Items]
Debt covenant, interest amount				5,200		5,200
Loans Payable | Senior Facility
Debt Instrument [Line Items]
Debt, face amount			$ 150,000								$ 150,000
Long term debt outstanding								0
Loans Payable | Senior Facility | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt covenant, interest amount, measurement period, number of calendar quarter | qtr									4
Loans Payable | Senior Facility | Minimum | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt covenant, interest amount									$ 0
Loans Payable | Senior Facility | Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt basis spread on variable rate		7.50%
Loans Payable | Senior Facility | Maximum
Debt Instrument [Line Items]
Debt covenant, interest amount				9,100		9,100
Loans Payable | Senior Facility | Maximum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt basis spread on variable rate		8.50%
Loans Payable | First Amendment Of Original Credit Agreements [Member]
Debt Instrument [Line Items]
Debt, face amount	$ 170,000
Minimum liquidity covenant	20,000									$ 30,000
Debt amendment fee	$ 2,000
Issuance of common stock for debt modification (in shares) | shares	1,932,931
Debt issuance cost write off						$ 735
Loans Payable | Second Amendment Of Original Credit Agreements [Member]
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage						125.00%
Cash required to be held in debt service reserve account				7,200		$ 7,200
Debt covenant, interest reserve account balance				$ 18,583		$ 18,583		$ 4,416